UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period:1/31/08

Item 1.  Reports to Stockholders.

Semi-Annual Report

January 31, 2008

1-877-277-6933

Distributed by Aquarius Fund Distributors, LLC

Member FINRA/SIPC

Dear Shareholder,

We are pleased to provide the semi-annual report for Arrow DWA Balanced Fund and Arrow Alternative Solutions Fund, covering the period ended January 31, 2008.

During the past 6 months, we have continued our ongoing client education efforts regarding the philosophy of applying an “endowment approach” to asset management, specifically with regard to tactical and alternative asset allocation. Both the Arrow DWA Balanced Fund and the recently launched Arrow Alternative Solutions Fund support this philosophy.

Arrow DWA Balanced Fund allows individual investors to gain exposure to sophisticated asset allocation strategies similar to those of the investment management teams at Harvard and Yale. The Fund stays responsive to market conditions by tactically reallocating assets across multiple market segments through a strict buy/sell discipline based on relative strength.

Over the past 6 months the Fund’s assets have more than doubled from approximately $90 million in July to over $189 million as of January 31, 2008. The Fund’s one-year performance of 8.68% ranked it toward the top in its peer group. The Fund’s focus on broad diversification continued to help its performance relative to its benchmark, especially with the sharp stock market declines leading into early 2008.

The Fund’s performance for the period ending January 31, 2008:

Arrow DWA Balanced Fund	Three Months	Six Months	One Year	Inception (8/7/2006)
Class A	-7.06%	5.62%	8.68%	13.51%
Class A with load	-12.42%	-0.43%	2.46%	9.07%
Advisor Class	-7.18%	5.23%	7.90%	12.69%
Benchmark: 60% S&P 500 / 40% Lehman Aggregate Bond	-5.04%	0.15%	2.07%	8.21%

The performance presented represents past performance and is not a guarantee of future results. Total return assumes reinvestment of dividends and capital gain distribution. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Investment return and principal value will vary so that, when redeemed, an investor’s shares may be worth more or less than their original cost. The total annual operating expense ratio may vary in future years. Current performance may be higher or lower than the performance quoted. The maximum sales charge for A-shares is 5.75%. A-share investors may be eligible for a reduction in sales charges. The Fund charges a fee of 1.00% on redemptions of shares held less than 30 days. The Funds Annual Operating expense is 2.01%.

Arrow Alternative Solutions Fund allows individual investors to gain exposure to multiple alternative strategies similar to those used by institutional investors. The strategy was designed to help reduce portfolio volatility while providing low correlation to traditional investments.  For performance comparison, the Fund currently uses an equal-weighted benchmark of three Credit Suisse/Tremont Hedge Fund Indices: Long/Short Equity, Fixed-Income Arbitrage and Managed Futures. But unlike its benchmark, the Fund seeks absolute returns with a targeted risk objective.

In the first three months since inception, the Fund’s assets exceeded $20 million. The performance of 0.19% exceeded the comparative benchmark’s performance of -0.57% for the same time period. The Fund’s alternative allocation to non-correlated asset classes and long/short portfolio optimization strategies helped stabilize its performance and seemed to provide a safe-haven for investors during the volatile period of the past 3 months.

The Fund’s performance for the period ending January 31, 2008:

Arrow Alternative Solutions Fund	Three Months	Six Months	One Year	Inception (10/31/2007)
Class A	0.19%	N/A	N/A	0.19%
Class A with load	-5.57%	N/A	N/A	-5.57%
Advisor Class	0.23%	N/A	N/A	0.23%
Benchmark: CS/Tremont HFI: 33.3% L/S Equity; 33.3% Fixed-Income Arbitrage; 33.3% Managed Futures	-0.57%	N/A	N/A	-0.57%

The performance presented represents past performance and is not a guarantee of future results. Total return assumes reinvestment of dividends and capital gain distribution. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Investment return and principal value will vary so that, when redeemed, an investor’s shares may be worth more or less than their original cost. The total annual operating expense ratio may vary in future years. Current performance may be higher or lower than the performance quoted. The maximum sales charge for A-shares is 5.75%. A-share investors may be eligible for a reduction in sales charges. The Fund charges a fee of 1.00% on redemptions of shares held less than 30 days. The Funds Annual Operating expense is 1.52%.

For more information about our funds, please visit our website at www.arrowfunds.com.

We are grateful for your investment in the Funds and for your continued confidence in our company.

Sincerely,

Joseph J. Barrato

Chief Executive Officer

Arrow Investment Advisors, LLC

An investor should consider the Fund's investment objective, risks, charges, and expenses carefully before investing. This and other information about Arrow Funds is contained in the Fund's prospectus, which can be obtained by calling 1-877-Arrow-FD (877-277-6933) or at www.arrowfunds.com. Please read the prospectus carefully before investing.

The Fund is distributed by Aquarius Fund Distributors, LLC, member FINRA/SIPC.

0265-AFD-3/19/2008

The Arrow DWA Balanced Fund

PORTFOLIO REVIEW

January 31, 2008 (Unaudited)

The Fund’s performance figures* for the period ending January 31, 2008, compared to its benchmarks:

	Six Months	One Year	Inception** - January 31, 2008
The Arrow DWA Balanced Fund – Class A	5.62%	8.68%	13.51%
The Arrow DWA Balanced Fund – Class A with load	-0.43%	2.46%	9.07%
The Arrow DWA Balanced Fund – Advisor Class	5.23%	7.90%	12.69%
Lehman Aggregate Bond Index	6.82%	8.81%	8.15%
S&P 500 Total Return Index	-4.32%	-2.31%	7.37%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   For performance information current to the most recent month-end, please call 1-877-277-6933.

** Inception date is August 7, 2006 for Class A and Advisor Class shares.

The Fund’s Top Asset Class’s are as follows:

Asset Class	% of Net Assets
Foreign Index Funds	32.1%
Debt Index Funds	28.0%
Equity Index Funds	22.3%
Commodity Funds	15.0%
Other, Cash & Cash Equivalents	2.6%
100.00%

The Arrow Alternative Solutions Fund

PORTFOLIO REVIEW

January 31, 2008 (Unaudited)

The Fund’s performance figures* for the period ending January 31, 2008, compared to its benchmarks:

Inception** - January 31, 2008
The Arrow Alternative Solutions Fund – Class A	0.19%
The Arrow Alternative Solutions Fund – Class A with load	-5.57%
The Arrow Alternative Solutions – Advisor Class	0.23%
Lehman Aggregate Bond Index	3.39%
S&P 500 Total Return Index	-9.48%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   For performance information current to the most recent month-end, please call 1-877-277-6933.

** Inception date is October 30, 2007 for Class A and Advisor Class shares.

The Fund’s Top Asset Class’s are as follows:

Asset Class	% of Net Assets
U.S. Government Securities	33.14%
Commodity ETF Funds	23.92%
Oil and Gas	5.14%
Pharmaceuticals	5.11%
Fixed Income ETF	4.32%
Insurance	3.40%
Retail	3.22%
Electric	3.15%
Computers	3.00%
Beverages	2.82%
Other, Cash & Cash Equivalents	12.78%
100.00%

Arrow DWA Balanced Fund
PORTFOLIO OF INVESTMENTS
January 31, 2008 (Unaudited)
	Shares		Value
		EXCHANGE TRADED FUNDS - 97.4%
		COMMODITY FUNDS - 15.0%
	224,083	Powershares DB Commodity Index Tracking Fund	$ 7,278,216
	556,563	Powershares DB Gold Fund	19,206,989
	24,573	StreetTRACKS Gold Trust*	2,246,955
			28,732,160

		DEBT INDEX FUNDS - 28.0%
	309,922	iShares Lehman 7-10 Year Treaury Bond Fund	27,837,194
	326,947	Vanguard Short-Term Bond ETF	25,763,424
			53,600,618

		EQUITY INDEX FUNDS - 22.3%
	103,212	iShares Dow Jones US Technology Sector Index Fund	5,612,669
	87,724	iShares Dow Jones US Energy Sector Index Fund	10,577,760
	98,260	iShares Dow Jones US Basic Materials Sector Index Fund	7,252,571
	536,533	Powershares Dynamic Mid Cap Value Fund	11,621,305
	464,292	Powershares Dynamic Large Cap Growth Portfolio	7,693,318
			42,757,623

		FOREIGN INDEX FUNDS - 32.1%
	76,600	iShares FTSE/Xinhua China 25 Index Fund	11,011,250
	182,583	iShares MSCI Brazil Index Fund	13,863,527
	986,852	iShares MSCI Malaysia Index Fund	12,947,498
	903,347	iShares MSCI Singapore Index Fund	10,993,733
	223,513	iShares MSCI Soth Korea Index Fund	12,644,130
			61,460,138

		TOTAL EXCHANGE TRADED FUNDS (Cost $181,439,533)	186,550,539

	See accompanying notes to financial statements.

Arrow DWA Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2008 (Unaudited)
	Shares		Value
		SHORT-TERM INVESTMENTS - 6.7%
	12,808,838	Milestone Treasury Obligation Portfolio, Institutional Class,
		to yield 2.33, 2/1/08 (Cost $12,808,838)	$ 12,808,838

		TOTAL INVESTMENTS - 104.1% (Cost $194,248,371) (a)	$ 199,359,377
		OTHER ASSETS & LIABILITIES - (4.1%)	(7,892,081)
		NET ASSETS - 100.0%	$ 191,467,296

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is subtantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation $ 11,673,419
	Unrealized depreciation (6,562,413)
	Net unrealized appreciation $ 5,111,006

*	Non-Income producing security.

	See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS
January 31, 2008 (Unaudited)
Shares			Value
		COMMON STOCKS - 74.11% ^
		ADVERTISING/MARKETING SERVICES - 0.02%
550		Interpublic Group of Cos, Inc. *	$ 4,912

		AEROSPACE/DEFENSE - 0.45%
60		Alliant Techsystems, Inc. *	6,351
180		Boeing Co.	14,972
80		DRS Technologies, Inc.	4,294
70		Esterline Technologies Corp. *	3,261
60		Goodrich Corp.	3,753
140		L-3 Communications Holdings, Inc.	15,516
710		Northrop Grumman Corp.	56,345
			104,492
		AGRICULTURE - 0.10%
350		Alliance One International, Inc. *	1,320
300		UST, Inc.	15,587
110		Universal Corp/Richmond VA	5,479
			22,386
		ASSET ALLOCATION ETFs - 2.55%
22,000		PowerShares DB G10 Currency Harvest Fund *	594,440

		AUTO MANUFACTURERS - 0.00%
20		Wabash National Corp.	184

		AUTO PARTS & EQUIPMENT - 0.09%
60		ArvinMeritor, Inc.	815
60		BorgWarner, Inc.	3,037
290		Johnson Controls, Inc.	10,256
170		Lear Corp. *	4,991
60		Modine Manufacturing Co.	926
50		Superior Industries International, Inc.	911
			20,936

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2008 (Unaudited)
Shares			Value
		BANKS - 0.81%
680		BB&T Corp.	$ 24,670
550		Bank of New York Mellon Corp/The	25,647
40		Central Pacific Financial Corp.	760
660		Fifth Third Bancorp	17,886
290		First Bancorp/Puerto Rico	2,772
60		First Commonwealth Financial Corp.	696
180		First Horizon National Corp.	3,901
80		FirstMerit Corp.	1,790
950		Huntington Bancshares Inc/OH	12,778
40		Northern Trust Corp.	2,934
3,060		Regions Financial Corp.	77,233
270		South Financial Group Inc/The	4,666
60		State Street Corp.	4,927
20		United Bankshares, Inc.	643
170		Webster Financial Corp.	5,758
20		Westamerica Bancorporation	990
50		Wilmington Trust Corp	1,744
			189,795

		BEVERAGES - 2.82%
1,680		Anheuser-Busch Cos, Inc.	78,153
40		Brown-Forman Corp.	2,519
7,200		Coca-Cola Co/The	426,023
1,510		Coca-Cola Enterprises, Inc.	34,836
560		Molson Coors Brewing Co.	25,015
830		Pepsi Bottling Group, Inc.	28,926
90		PepsiAmericas, Inc.	2,218
870		PepsiCo, Inc.	59,325
			657,015

		BIOTECHNOLOGY - 0.34%
290		Affymetrix, Inc. *	5,817
140		Biogen Idec, Inc. *	8,533
150		Cambrex Corp.	1,425
420		Charles River Laboratories International, Inc. *	26,082
20		CryoLife, Inc. *	139
10		Enzo Biochem, Inc. *	93
220		Invitrogen Corp. *	18,847
80		Martek Biosciences Corp. *	2,280
220		Millipore Corp. *	15,433
			78,649

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2008 (Unaudited)
Shares			Value
		BUILDING MATERIALS - 0.00%
20		Drew Industries, Inc. *	$ 542

		CHEMICALS - 1.46%
280		Air Products & Chemicals, Inc.	25,206
110		Airgas, Inc.	5,105
120		Albemarle Corp.	4,351
30		Arch Chemicals, Inc.	1,010
20		CF Industries Holdings, Inc.	2,139
270		Chemtura Corp.	1,809
60		Cytec Industries, Inc.	3,397
1,800		Dow Chemical Co/The	69,588
2,730		EI Du Pont de Nemours & Co.	123,341
150		Eastman Chemical Co.	9,911
130		FMC Corp.	6,911
260		Ferro Corp.	4,597
70		HB Fuller Co.	1,453
60		Georgia Gulf Corp.	468
110		Hercules, Inc.	1,928
80		International Flavors & Fragrances, Inc.	3,409
130		Lubrizol Corp.	6,839
50		Minerals Technologies, Inc.	2,720
330		Olin Corp.	6,762
140		Omnova Solutions, Inc. *	641
210		PPG Industries, Inc.	13,879
300		PolyOne Corp. *	1,848
170		Praxair, Inc.	13,755
20		Quaker Chemical Corp.	400
130		RPM International, Inc.	2,813
250		Rohm & Haas Co.	13,338
90		Schulman A, Inc.	1,835
160		Sensient Technologies Corp.	4,250
120		Sigma-Aldrich Corp.	5,959
100		Valspar Corp.	2,003
			341,665
See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2008 (Unaudited)
Shares			Value
		COMMERCIAL SERVICES - 0.51%
60		ABM Industries, Inc.	$ 1,243
430		Apollo Group, Inc. *	34,288
260		Avis Budget Group, Inc. *	3,471
70		Bowne & Co, Inc.	861
90		CDI Corp.	1,751
40		Career Education Corp. *	870
30		Chemed Corp.	1,537
100		ChoicePoint, Inc. *	3,329
40		Corinthian Colleges, Inc. *	338
30		Cross Country Healthcare, Inc. *	379
150		Deluxe Corp.	3,648
130		RR Donnelley & Sons Co.	4,536
40		Kelly Services, Inc.	689
20		Kendle International, Inc. *	848
60		MPS Group, Inc. *	603
50		Manpower, Inc.	2,813
50		MAXIMUS, Inc.	1,764
150		McKesson Corp.	9,419
70		On Assignment, Inc. *	389
100		Parexel International Corp. *	5,441
580		Pharmaceutical Product Development, Inc.	25,149
70		PharmaNet Development Group, Inc. *	2,853
140		Quanta Services, Inc. *	3,069
260		Spherion Corp. *	1,737
310		United Rentals, Inc. *	5,658
160		Valassis Communications, Inc. *	1,530
			118,213

		COMMODITY ETF FUNDS - 23.92%
162,800		ETFS Corn *	387,057
6,200		ETFS Crude Oil *	331,886
7,000		ETFS Gasoline *	324,450
29,700		ETFS Gold *	387,214
11,300		ETFS Heating Oil *	332,446
19,200		ETFS Silver *	400,608
68,900		ETFS Soybean Oil *	763,068
40,400		ETFS Soybeans *	742,855
22,800		ETFS Sugar *	397,404
73,100		ETFS Wheat *	367,876
35,300		PowerShares DB Commodity Index Tracking Fund *	1,146,544
			5,581,408

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2008 (Unaudited)
Shares			Value
		COMPUTERS - 3.00%
310		Affiliated Computer Services, Inc. *	$ 15,113
80		Cadence Design Systems, Inc. *	812
190		Ciber, Inc. *	916
4,620		Dell, Inc. *	92,585
160		Diebold, Inc.	4,141
380		Electronic Data Systems Corp.	7,638
1,680		EMC Corp/Massachusetts	26,662
800		Hewlett-Packard Co.	35,000
50		Hutchinson Technology, Inc. *	789
4,530		International Business Machines Corp.	486,250
70		Jack Henry & Associates, Inc.	1,721
110		Lexmark International, Inc. *	3,983
10		Manhattan Associates, Inc. *	248
80		Palm, Inc.	434
60		Radiant Systems, Inc. *	730
230		Sun Microsystems, Inc. *	4,025
440		Synopsys, Inc. *	9,689
310		Western Digital Corp. *	8,200
			698,936

		COSMETICS/PERSONAL CARE - 0.53%
1,860		Procter & Gamble Co.	122,667

		DISTRIBUTION/WHOLESALE - 0.10%
50		Bell Microproducts, Inc. *	263
20		Building Materials Holding Corp.	136
240		Ingram Micro, Inc. *	4,267
110		Tech Data Corp. *	3,782
30		United Stationers, Inc. *	1,658
170		WW Grainger, Inc.	13,527
			23,633
See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2008 (Unaudited)
Shares			Value
		DIVERSIFIED FINANCIAL SERVICES - 0.11%
120		Ameriprise Financial, Inc.	$ 6,637
100		E*Trade Financial Corp. *	497
20		Eaton Vance Corp.	745
230		Federated Investors, Inc.	9,791
50		LaBranche & Co, Inc. *	286
30		Piper Jaffray Cos *	1,421
30		Raymond James Financial, Inc.	843
160		Waddell & Reed Financial, Inc.	5,309
			25,529

		ELECTRIC - 3.15%
640		Ameren Corp.	28,678
80		Black Hills Corp.	3,099
30		Central Vermont Public Service Corp.	874
20		CH Energy Group, Inc.	772
1,000		Consolidated Edison, Inc.	43,580
1,270		Constellation Energy Group, Inc.	119,329
380		Dominion Resources, Inc. VA	16,340
20		DPL, Inc.	555
820		DTE Energy Co.	34,973
4,020		Duke Energy Corp.	75,013
4,640		Dynegy, Inc. *	32,573
30		El Paso Electric Co. *	703
890		Energy East Corp.	22,473
170		FirstEnergy Corp.	12,107
570		FPL Group, Inc.	36,754
110		Integrys Energy Group, Inc.	5,348
180		MDU Resources Group, Inc.	4,666
110		NSTAR	3,567
130		Pepco Holdings, Inc.	3,310
290		PPL Corp.	14,187
560		Progress Energy, Inc.	25,295
450		Public Service Enterprise Group, Inc.	43,200
220		Puget Energy, Inc.	5,753
360		SCANA Corp.	13,424
320		Sierra Pacific Resources	4,790
2,070		Southern Co.	75,245
650		TECO Energy, Inc.	10,836
4,360		The AES Corp. *	83,189
120		Wisconsin Energy Corp.	5,464
420		Xcel Energy, Inc.	8,732
			734,829

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2008 (Unaudited)
Shares			Value
		ELECTRIC COMPONENTS - 0.39%
60		Advanced Energy Industries, Inc. *	$ 649
170		Ametek, Inc.	7,487
140		Belden, Inc.	5,922
40		C&D Technologies, Inc. *	237
1,340		Emerson Electric Co.	68,126
80		Greatbatch, Inc. *	1,806
100		Hubbell, Inc.	4,768
120		Vicor Corp.	1,477
			90,472

		ELECTRONICS - 1.23%
810		Applera Corp - Applied Biosystems Group	25,539
380		Arrow Electronics, Inc. *	13,004
230		Avnet, Inc. *	8,190
60		Benchmark Electronics, Inc. *	1,065
100		Brady Corp.	3,037
30		CTS Corp.	318
20		Cubic Corp.	537
80		Dionex Corp. *	5,608
90		Electro Scientific Industries, Inc. *	1,480
370		Gentex Corp.	5,868
290		Kemet Corp. *	1,511
800		PerkinElmer, Inc.	19,912
40		Technitrol, Inc.	906
2,850		Thermo Fisher Scientific, Inc. *	146,747
120		Thomas & Betts Corp. *	5,430
140		Varian, Inc. *	7,595
800		Vishay Intertechnology, Inc. *	8,392
500		Waters Corp. *	28,725
60		Woodward Governor Co.	3,767
			287,631

		ENERGY-ALTERNATE SOURCES - 0.00%
20		Headwaters, Inc. *	225

		ENGINEERING AND CONSTRUCTION - 0.37%
290		EMCOR Group, Inc. *	6,360
40		Fluor Corp.	4,867
40		Insituform Technologies, Inc. *	508
380		Jacobs Engineering Group, Inc. *	29,047

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2008 (Unaudited)
Shares			Value
		ENGINEERING AND CONSTRUCTION - 0.37% (Continued)
590		KBR, Inc. *	$ 18,638
360		The Shaw Group, Inc. *	20,340
150		URS Corp. *	6,585
			86,345

		ENTERTAINMENT - 0.01%
80		Macrovision Corp. *	1,343

		ENVIRONMENTAL CONTROL - 0.08%
1,720		Allied Waste Industries, Inc. *	16,942
50		Tetra Tech, Inc. *	985
			17,927

		FIXED INCOME ETFs - 4.32%
7,000		iShares iBoxx Investment Grade Corporate Bond Fund	753,200
2,500		iShares S&P National Municipal Bond Fund	255,575
			1,008,775

		FOOD - 0.99%
3,230		Kraft Foods Inc.	94,510
80		Performance Food Group Co. *	2,530
650		Sara Lee Corp.	9,139
100		Smithfield Foods, Inc. *	2,785
640		SUPERVALU, Inc.	19,238
1,560		SYSCO Corp.	45,318
110		The JM Smucker Co.	5,140
1,070		The Kroger Co.	27,232
730		Tyson Foods, Inc.	10,403
260		WM Wrigley Jr Co.	14,932
			231,227

		FOREST PRODUCTS & PAPER - 0.11%
80		Buckeye Technologies, Inc. *	1,052
380		International Paper Co.	12,255
190		MeadWestvaco Corp.	5,320
50		Rock-Tenn Co.	1,430
20		Schweitzer-Mauduit International, Inc.	477
270		Temple-Inland, Inc.	5,063
			25,597

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2008 (Unaudited)
Shares			Value
		GAS - 0.23%
50		AGL Resources, Inc.	$ 1,893
50		Atmos Energy Corp.	1,436
900		NiSource, Inc.	17,091
50		Piedmont Natural Gas Co.	1,254
420		Sempra Energy	23,478
70		UGI Corp.	1,863
240		Vectren Corp.	6,588
			53,603

		HAND/MACHINE TOOLS - 0.04%
90		Baldor Electric Co.	2,725
40		Kennametal, Inc.	1,225
20		Lincoln Electric Holdings, Inc.	1,233
110		Regal-Beloit Corp.	4,171
			9,354

		HEALTHCARE-PRODUCTS - 0.77%
3,420		Boston Scientific Corp. *	41,485
120		Conmed Corp. *	2,916
70		Dentsply International, Inc.	2,892
50		Henry Schein, Inc. *	2,907
20		ICU Medical, Inc. *	568
100		Invacare Corp.	2,434
1,760		Johnson & Johnson	111,338
40		Osteotech, Inc. *	235
70		Patterson Cos, Inc. *	2,243
20		Possis Medical, Inc. *	280
130		STERIS Corp.	3,221
150		Techne Corp.	9,750
			180,269

		HEALTH CARE-SERVICES - 0.67%
40		AMERIGROUP Corp. *	1,501
30		Amsurg Corp. *	773
150		Apria Healthcare Group, Inc. *	3,183
50		Centene Corp. *	1,197
230		Community Health Systems, Inc. *	7,383
320		Covance, Inc. *	26,611
60		Gentiva Health Services, Inc. *	1,109
190		Health Net, Inc. *	8,833
50		Kindred Healthcare, Inc. *	1,377
60		Laboratory Corp of America Holdings	4,433

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2008 (Unaudited)
Shares			Value
		HEALTH CARE-SERVICES - 0.67% (Continued)
180		LifePoint Hospitals, Inc. *	$ 4,860
140		Lincare Holdings, Inc. *	4,677
50		Medcath Corp.	1,244
40		Odyssey HealthCare, Inc. *	352
30		Pediatrix Medical Group, Inc. *	2,043
100		Quest Diagnostics, Inc.	4,932
60		RehabCare Group, Inc. *	1,259
660		UnitedHealth Group, Inc.	33,554
20		Universal Health Services, Inc.	943
600		WellPoint, Inc. *	46,920
			157,184

		HOUSEHOLD PRODUCTS/WARES - 0.07%
40		Avery Dennison Corp.	2,073
90		Central Garden and Pet Co. *	447
220		Kimberly-Clark Corp.	14,443
			16,963

		INSURANCE - 3.37%
400		ACE, Ltd.	23,336
1,090		Aflac, Inc.	66,850
20		AMBAC Financial Group, Inc.	234
140		American Financial Group, Inc. OH	3,882
5,290		American International Group, Inc.	291,796
150		AON Corp.	6,528
130		Arthur J Gallagher & Co.	3,303
60		Assurant, Inc.	3,893
470		Chubb Corp.	24,341
310		Cigna Corp.	15,240
350		Cincinnati Financial Corp.	13,489
20		Delphi Financial Group, Inc.	628
70		Everest Re Group, Ltd.	7,118
1,390		Genworth Financial, Inc.	33,833
380		Hartford Financial Services Group, Inc.	30,693
120		HCC Insurance Holdings, Inc.	3,343
100		Hilb Rogal & Hobbs Co.	3,618
90		Horace Mann Educators Corp.	1,653
140		Lincoln National Corp.	7,610
260		Loews Corp.	12,139
1,090		Marsh & McLennan Cos, Inc.	30,084
100		MBIA, Inc.	1,550
810		MetLife, Inc.	47,766

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2008 (Unaudited)
Shares			Value
		INSURANCE - 3.37% (Continued)
60		Presidential Life Corp.	$ 1,100
270		Principal Financial Group, Inc.	16,095
220		Prudential Financial, Inc.	18,561
50		Safeco Corp.	2,669
30		StanCorp Financial Group, Inc.	1,476
700		The Allstate Corp.	34,489
400		The Travelers Cos Inc.	19,240
20		United Fire & Casualty Co.	668
930		Unum Group	21,037
830		XL Capital, Ltd.	37,350
			785,612

		INTERNET - 1.13%
1,060		Amazon.Com, Inc. *	82,362
30		Avocent Corp. *	498
40		Blue Nile, Inc. *	2,210
80		DealerTrack Holdings, Inc. *	2,157
1,950		eBay, Inc. *	52,436
750		Expedia, Inc. *	17,265
1,360		IAC/InterActiveCorp. *	35,278
20		Infospace, Inc.	190
130		McAfee, Inc. *	4,376
40		MIVA, Inc. *	90
100		Napster, Inc. *	181
20		NetFlix, Inc. *	503
130		Secure Computing Corp. *	1,164
70		Stamps.com, Inc. *	739
2,470		Symantec Corp. *	44,287
160		United Online, Inc.	1,787
160		VeriSign, Inc. *	5,427
700		Yahoo!, Inc. *	13,425
			264,375

		IRON/STEEL - 0.04%
170		Reliance Steel & Aluminum Co.	8,365

		LEISURE TIME - 0.00%
20		Multimedia Games, Inc. *	154

		MACHINERY-CONSTRUCTION MATERIALS - 0.16%
530		Caterpillar, Inc.	37,703

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2008 (Unaudited)
Shares			Value
		MACHINERY-DIVERSIFIED - 0.18%
180		AGCO Corp. *	$ 10,840
100		Briggs & Stratton Corp.	2,085
310		Deere & Co.	27,206
40		IDEX Corp.	1,249
30		Wabtec Corp.	1,031
			42,411

		MEDIA - 1.14%
180		Belo Corp.	2,990
2,520		CBS Corp.	63,479
1,040		Clear Channel Communications, Inc.	31,938
70		Entercom Communications Corp.	862
1,220		Gannett Co, Inc.	45,140
120		Lee Enterprises, Inc.	1,433
60		Media General, Inc.	1,141
260		Radio One, Inc. *	416
80		Scholastic Corp. *	2,742
90		The McGraw-Hill Cos, Inc.	3,848
130		The New York Times Co.	2,176
7,000		Time Warner, Inc.	110,179
			266,344

		METAL FABRICATE/HARDWARE - 0.04%
40		AM Castle & Co.	847
20		Kaydon Corp.	874
50		Mueller Industries, Inc.	1,400
70		Quanex Corp.	3,669
90		Worthington Industries, Inc.	1,474
			8,264

		MINING - 0.48%
470		Alcoa, Inc.	15,557
1,090		Freeport-McMoRan Copper & Gold, Inc.	97,042
			112,599
See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2008 (Unaudited)
Shares			Value
		MISCELLANEOUS - 0.91%
1,250		3M Co.	$ 99,563
170		AO Smith Corp.	5,950
50		Barnes Group, Inc.	1,333
30		Clarcor, Inc.	1,125
370		Cooper Industries, Ltd.	16,480
30		Crane Co.	1,226
100		Dover Corp.	4,036
80		Eaton Corp.	6,621
110		Federal Signal Corp.	1,275
300		Illinois Tool Works, Inc.	15,120
150		Ingersoll-Rand Co., Ltd.	5,928
90		ITT Corp.	5,349
60		Leggett & Platt, Inc.	1,141
50		Lydall, Inc. *	454
60		Pall Corp.	2,213
180		Parker Hannifin Corp.	12,170
50		Pentair, Inc.	1,588
140		Roper Industries, Inc.	7,829
50		SPX Corp.	5,030
20		Standex International Corp.	364
20		Teleflex, Inc.	1,182
90		Tredegar Corp.	1,247
410		Tyco International, Ltd.	16,137
			213,361

		OFFICE/BUSINESS EQUIPMENT - 0.07%
1,130		Xerox Corp.	17,401

		OIL & GAS - 5.14%
1,100		Anadarko Petroleum Corp.	64,449
250		Apache Corp.	23,860
520		Chesapeake Energy Corp.	19,360
1,860		Chevron Corp.	157,170
350		Cimarex Energy Co.	14,284
5,490		ConocoPhillips	440,957
120		Devon Energy Corp.	10,198
550		ENSCO International, Inc.	28,116
70		EOG Resources , Inc.	6,125
2,960		Exxon Mobil Corp.	255,744
210		Forest Oil Corp. *	9,496
330		Helmerich & Payne, Inc.	12,943
90		Hess Corp.	8,175

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2008 (Unaudited)
Shares			Value
		OIL & GAS - 5.14% (Continued)
630		Marathon Oil Corp.	$ 29,516
50		Murphy Oil Corp.	3,677
120		Noble Corp.	5,252
50		Noble Energy, Inc.	3,629
730		Occidental Petroleum Corp.	49,545
520		Patterson-UTI Energy, Inc.	10,182
20		Pioneer Drilling Co. *	208
30		Pioneer Natural Resources Co.	1,257
750		Pride International, Inc. *	23,783
280		Rowan Cos, Inc.	9,531
100		Stone Energy Corp. *	4,100
100		SunoCo, Inc.	6,220
20		Unit Corp. *	1,001
			1,198,778

		OIL & GAS SERVICES - 0.68%
150		Baker Hughes, Inc.	9,740
30		Basic Energy Services, Inc. *	537
230		BJ Services Co.	5,003
130		Cameron International Corp. *	5,234
40		CARBO Ceramics, Inc.	1,374
160		Exterran Holdings, Inc. *	10,438
90		Grant PrideCo, Inc.*	4,480
120		Halliburton Co.	3,980
560		National Oilwell VarCo, Inc. *	33,729
50		Oceaneering International, Inc. *	2,879
730		Schlumberger, Ltd.	55,086
30		SEACOR Holdings, Inc. *	2,646
130		Smith International, Inc.	7,047
20		Superior Energy Services *	802
40		Transocean, Inc. *	4,904
160		Weatherford International, Ltd. *	9,890
20		W-H Energy Services, Inc. *	972
			158,741

		PACKING AND CONTAINERS - 0.01%
60		Ball Corp.	2,752

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2008 (Unaudited)
Shares			Value
		PHARMACEUTICALS - 5.11%
190		AmerisourceBergen Corp.	$ 8,864
940		Cardinal Health, Inc.	54,492
90		Cephalon, Inc. *	5,907
3,070		Eli Lilly & Co.	158,166
50		Endo Pharmaceuticals Holdings, Inc. *	1,307
170		Express Scripts, Inc. *	11,473
120		Forest Laboratories, Inc. *	4,772
710		King Pharmaceuticals, Inc. *	7,448
540		MedCo. Health Solutions, Inc. *	27,043
4,860		Merck & Co., Inc.	224,921
70		Mylan, Inc.	1,044
50		NBTY, Inc. *	1,211
160		Omnicare, Inc.	3,542
100		Par Pharmaceutical Cos, Inc. *	1,918
50		Perrigo Co.	1,542
70		PetMed Express, Inc. *	865
22,620		Pfizer, Inc.	529,082
50		PharMerica Corp. *	742
3,380		Schering-Plough Corp.	66,147
90		Sciele Pharma, Inc. *	2,153
190		Theragenics Corp. *	735
480		Watson Pharmaceuticals, Inc. *	12,533
1,640		Wyeth	65,271
			1,191,178

		PIPELINES - 0.15%
2,080		El Paso Corp.	34,278
40		National Fuel Gas Co.	1,723
			36,001

		RETAIL - 3.22%
120		AutoNation, Inc. *	1,954
370		Bed Bath & Beyond, Inc. *	11,929
70		BJ's Wholesale Club, Inc. *	2,271
70		Brinker International, Inc.	1,303
60		Casey's General Stores, Inc.	1,560
1,430		CVS Caremark Corp.	55,870
120		Insight Enterprises, Inc. *	2,072
20		Jo-Ann Stores, Inc. *	253
180		McDonald's Corp.	9,639
70		O'Charleys, Inc.	971
410		RadioShack Corp.	7,114

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2008 (Unaudited)
Shares			Value
		RETAIL - 3.22% (Continued)
30		Regis Corp.	$ 760
50		School Specialty, Inc. *	1,623
60		The Cheesecake Factory *	1,311
12,740		Wal-Mart Stores, Inc.	648,211
80		Yum! Brands, Inc.	2,733
80		Zale Corp. *	1,311
			750,885

		SEMICONDUCTORS - 0.56%
1,700		Applied Materials, Inc.	30,464
30		Axcelis Technologies, Inc. *	120
330		Brooks Automation, Inc. *	4,056
50		Cabot Microelectronics Corp. *	1,729
50		Cree, Inc. *	1,478
200		Exar Corp. *	1,642
480		Integrated Device Technology, Inc. *	3,576
2,840		Intel Corp.	60,208
330		Intersil Corp.	7,600
100		Kla-TenCor Corp.	4,178
110		Kopin Corp. *	371
180		MKS Instruments, Inc. *	3,348
100		Novellus Systems, Inc. *	2,376
120		Rudolph Technologies, Inc. *	1,230
140		Semtech Corp. *	1,788
340		Skyworks Solutions, Inc. *	2,737
360		TriQuint SemiCo.nductor, Inc. *	1,706
60		Varian SemiCo.nductor Equipment Associates, Inc. *	1,932
			130,539

		SOFTWARE - 0.13%
180		Adobe Systems, Inc. *	6,287
110		BMC Software, Inc. *	3,524
470		CA, Inc.	10,354
90		Citrix Systems, Inc. *	3,116
90		Co.mpuware Corp. *	765
70		EPIQ Systems, Inc. *	1,033
50		Fair Isaac Corp.	1,275
30		JDA Software Group, Inc. *	534
80		Sybase, Inc. *	2,258
20		Take-Two Interactive Software, Inc. *	328
			29,474

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2008 (Unaudited)
Shares			Value
		TELECOMMUNICATIONS - 0.97%
830		3M.com Corp. *	$ 3,428
130		Adaptec, Inc. *	406
310		ADC TeleCo.mmunications, Inc. *	4,585
80		Arris Group, Inc. *	703
60		Black Box Corp.	1,996
280		CenturyTel, Inc.	10,335
190		Ciena Corp. *	5,155
430		Cincinnati Bell, Inc. *	1,668
200		Citizens Co.mmunications Co.	2,294
20		Embarq Corp.	906
70		Harris Corp.	3,828
250		Powerwave Technologies, Inc. *	950
910		RF Micro Devices, Inc. *	2,939
40		Tollgrade Communications, Inc. *	243
4,800		Verizon Co.mmunications, Inc.	186,431
			225,867

		TEXTILES - 0.05%
330		Cintas Corp.	10,831
50		G&K Services, Inc.	1,999
			12,830

		TRANSPORTATION - 1.33%
1,680		Alexander & Baldwin, Inc.	76,675
60		Arkansas Best Corp.	1,847
150		Con-way, Inc.	7,304
200		Heartland Express, Inc.	3,250
2,090		Kirby Corp. *	96,098
40		Overseas Shipholding Group, Inc.	2,609
310		Tidewater, Inc.	16,418
130		Union Pacific Corp.	16,254
1,200		United Parcel Service, Inc.	87,791
60		Werner Enterprises, Inc.	1,222
10		YRC Worldwide, Inc. *	184
			309,652

		TOTAL COMMON STOCKS (Cost $17,766,193)	17,290,432

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2008 (Unaudited)
Principal			Value
		U.S. GOVERNMENT SECURITIES - 33.14%
$ 1,000,000		Federal Home Loan Bank, 3.375% due 2/27/2013	$ 999,800
1,000,000		Freddie Mac, 4.625% due 10/25/2012	1,056,091
1,000,000		Federal National Mortgage Association, 4.75% due 11/19/2012	1,062,600
4,200,000		United States Treasury Inflation Indexed Bonds, 2.00% due 4/15/2012 +	4,611,882

		TOTAL U.S. GOVERNMENT SECURITIES (Cost $7,574,924)	7,730,373
Shares
		SHORT-TERM INVESTMENTS - 12.51%
2,919,221		Milestone Treasury Obligation Portfolio, Institutional Class,
		to yield 2.33%, 2/1/08 (Cost $2,919,221)	2,919,221

		TOTAL INVESTMENTS - 119.76% (Cost $28,260,338) (a)	$ 27,940,026
		OTHER ASSETS & LIABILITIES - (19.76)%	(4,610,836)
		NET ASSETS - 100.0%	$ 23,329,190

	(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is subtantially the same
		and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation $ 444,988
		Unrealized depreciation (765,300)
		Net unrealized depreciation $ (320,312)

	*	Non-Income producing security.

	+	All or a portion of this security is segrgated as collateral for securities sold subject to repurchase.
	^	All or a portion of each of these securities may be segregated as collateral for open futures/swaps contracts.

Principal			Value
$ 4,630,500		REVERSE REPURCHASE AGREEMENT
		Lehman Brothers: (Collateralized by US Treasury 5 Yr Tips);
		2.75% due 2/7/2008; (Proceeds $4,630,500); ($4,632,976 Due at Maturity)	$ (4,630,500)

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2008 (Unaudited)

Long (Short)			Unrealized
Contracts			Gain / (Loss)
		OPEN FUTURES CONTRACTS
9		CBOE VIX Future Feburary 2008	$ 9,220
		(Underlying Face Amount at Value $230,760)
(3)		Copper Future March 2008	(3,988)
		(Underlying Face Amount at Value $247,350)
(15)		Dollar Index Future March 2008	11,235
		(Underlying Face Amount at Value $1,129,275)
(21)		Lean Hogs Feburary 2008	(1,980)
		(Underlying Face Amount at Value $491,190)
(13)		Live Cattle Feburaury 2008	3,010
		(Underlying Face Amount at Value $472,680)
(4)		LME Alum HG Future	(19,681)
		(Underlying Face Amount at Value $270,181)
(3)		LME Nickel Future	21,567
		(Underlying Face Amount at Value $492,033)
(7)		LME Zinc Future	3,769
		(Underlying Face Amount at Value $439,282)
(7)		Natural Gas Future March 2008	(6,800)
		(Underlying Face Amount at Value $565,180)
19		Russell Mini Future March 2008	49,450
		(Underlying Face Amount at Value $1,385,500)
(26)		S&P E-Mini Future March 2008	(28,775)
		(Underlying Face Amount at Value $1,793,350)
23		S&P Midcap 400 E-Mini March 2008	64,740
		(Underlying Face Amount at Value $1,854,720)
(2)		US 10 Year Future March 2008	(3,578)
		(Underlying Face Amount at Value $233,438)
(8)		US 5 Year Note (CBT) March 2008	(2,750)
		(Underlying Face Amount at Value $904,248)
(10)		US Long Bond Future March 2008	14,375
		(Underlying Face Amount at Value $1,193,130)

		Total Net Unrealized Gain from Open Futures Contracts	$ 109,814

			Unrealized
			Gain / (Loss)
		EQUITY BASKET SWAP
		Goldman Sachs - Short Equity Basket Swap
		(Notional Amount $6,923,666)	$ (81,149)

See accompanying notes to financial statements.

Arrow Funds
STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2008 (Unaudited)
		Arrow
	Arrow DWA	Alternative
	Balanced Fund	Solutions Fund
ASSETS
Investment securities:
At cost	$ 194,248,371	$ 28,260,338
At value	$ 199,359,377	$ 27,940,026
Receivable for securities sold	-	1,004,642
Receivable for Fund shares sold	2,545,118	394,801
Dividends and interest receivable	11,928	83,234
Variation margin - due from broker	-	393,614
Prepaid expenses and other assets	42,200	-
TOTAL ASSETS	201,958,623	29,816,317

LIABILITIES
Payable for investments purchased	10,078,262	1,714,676
Investment advisory fees payable	152,994	2,004
Fund shares repurchased	144,850	8,374
Distribution (12b-1) fees payable	59,824	4,965
Administration fees payable	29,780	8,610
Custody fees payable	17,097	3,022
Fund accounting fees payable	4,528	3,022
Compliance officer fees payable	2,523	1,679
Reverse repurchase agreement	-	4,630,500
Unrealized depreciation on swap contract	-	81,149
Transfer agent fees payable	-	4,556
Accrued expenses and other liabilities	1,469	24,570
TOTAL LIABILITIES	10,491,327	6,487,127
NET ASSETS	$ 191,467,296	$ 23,329,190

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 186,046,352	$ 23,636,529
Accumulated net investment income	393,244	15,841
Accumulated net realized loss from security transactions	(83,306)	(31,533)
Net unrealized appreciation (depreciation) of investments	5,111,006	(291,647)
NET ASSETS	$ 191,467,296	$ 23,329,190

See accompanying notes to financial statements.

Arrow Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
January 31, 2008 (Unaudited)
		Arrow
	Arrow DWA	Alternative
	Balanced Fund	Solutions Fund
Net Asset Value Per Share:
Advisor Class Shares:
Net Assets	$ 38,285,604	$ 1,784,338
Shares of beneficial interest outstanding	3,265,276	178,507
Net asset value, offering price and redemption price per share (a)	$ 11.73	$ 10.00

Class A Shares:
Net Assets	$ 153,181,692	$ 21,544,852
Shares of beneficial interest outstanding	12,990,947	2,156,483
Net asset value and redemption price per share (a)	$ 11.79	$ 9.99
Maximum offering price per share (maximum sales charges of 5.75%) (b)	$ 12.51	$ 10.60

(a) Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
(b)	For certain purchases of of $1 million or more, a l% contingent deferred sales charge may apply to redemptions made within 18 months of purchase, where the maximum sales charge of 5.75% is waived at the time of purchase.

See accompanying notes to financial statements.

Arrow Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended January 31, 2008 (Unaudited)
		Arrow
	Arrow DWA	Alternative
	Balanced Fund	Solutions Fund (a)
INVESTMENT INCOME
Dividends	$ 2,428,890	$ 32,571
Interest	99,439	68,026
TOTAL INVESTMENT INCOME	2,528,329	100,597

EXPENSES
Investment advisory fees	658,875	17,770
Distribution (12b-1) fees:
Class A	140,511	5,343
Advisor Class	129,591	2,323
Administrative services fees	69,137	8,897
Transfer agent fees	36,147	4,785
Registration fees	24,650	16,788
Custodian fees	21,677	3,022
Printing and postage expenses	21,383	3,358
Professional fees	18,202	12,927
Accounting services fees	16,462	3,022
Compliance officer fees	7,222	1,679
Trustees' fees and expenses	3,032	839
Insurance expense	2,636	1,679
Other expenses	5,555	780
TOTAL EXPENSES	1,155,080	83,212

Fees waived/reimbursed by the Advisor	-	(33,456)
NET EXPENSES	1,155,080	49,756

NET INVESTMENT INCOME	1,373,249	50,841

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	1,286,558	46,259
Net realized loss from futures contracts	-	(77,792)
Net change in unrealized appreciation (depreciation) of investments	812,800	(291,647)
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS	2,099,358	(323,180)
NET INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS	$ 3,472,607	$ (272,339)

(a) The Arrow Alternative Solutions Fund commenced operations October 31, 2007.

See accompanying notes to financial statements.

Arrow DWA Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six	For the
	Months Ended	Period Ended
	January 31, 2008	July 31,
	(Unaudited)	2007 (a)
FROM OPERATIONS
Net investment income	$ 1,373,249	$ 101,624
Net realized gain from security transactions	1,286,558	380,791
Net change in unrealized appreciation of investments	812,800	4,298,206
Net increase in net assets resulting from operations	3,472,607	4,780,621

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Advisor Class	(354,257)	-
Class A	(1,277,995)	-
From net investment income:
Advisor Class	(89,333)	(28,754)
Class A	(890,673)	(191,274)
Net decrease in net assets from distributions to shareholders	(2,612,258)	(220,028)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Advisor Class	21,231,347	19,850,698
Class A	93,177,664	73,226,114
Net asset value of shares issued in reinvestment of distributions:
Advisor Class	385,285	27,147
Class A	1,486,846	102,356
Redemption fee proceeds:
Advisor Class	1,430	847
Class A	5,274	3,614
Payments for shares redeemed:
Advisor Class	(2,802,638)	(1,465,393)
Class A	(13,966,403)	(5,217,834)
Net increase in net assets from shares of beneficial interest	99,518,805	86,527,549

TOTAL INCREASE IN NET ASSETS	100,379,154	91,088,142

NET ASSETS
Beginning of Period	91,088,142	-
End of Period*	$ 191,467,296	$ 91,088,142
* Includes accumulated net investment income of:	$ 393,244	$ -

(a) The Arrow DWA Balanced Fund commenced operations August 7, 2006.

See accompanying notes to financial statements.

Arrow DWA Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six	For the
	Months Ended	Period Ended
	January 31, 2008	July 31,
	(Unaudited)	2007 (a)

SHARE ACTIVITY
Advisor Class:
Shares Sold	1,772,061	1,835,126
Shares Reinvested	31,088	2,509
Shares Redeemed	(236,988)	(138,520)
Net increase in shares of beneficial interest outstanding	1,566,161	1,699,115

Class A:
Shares Sold	7,719,005	6,780,145
Shares Reinvested	119,559	9,442
Shares Redeemed	(1,173,351)	(463,853)
Net increase in shares of beneficial interest outstanding	6,665,213	6,325,734

(a) The Arrow DWA Balanced Fund commenced operations August 7, 2006.

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
January 31,
2008 (a)
(Unaudited)
FROM OPERATIONS
Net investment income	$ 50,841
Net realized loss from security transactions and futures contracts	(31,533)
Net change in unrealized appreciation (depreciation) of investments	(291,647)
Net decrease in net assets resulting from operations	(272,339)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Advisor Class	(2,881)
Class A	(32,119)
Net decrease in net assets from distributions to shareholders	(35,000)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Advisor Class	3,029,623
Class A	21,921,515
Net asset value of shares issued in
reinvestment of distributions to shareholders:
Advisor Class	2,199
Class A	12,570
Redemption fee proceeds:
Advisor Class	55
Class A	237
Payments for shares redeemed:
Advisor Class	(1,228,174)
Class A	(101,496)
Net increase in net assets from shares of beneficial interest	23,636,529

TOTAL INCREASE IN NET ASSETS	23,329,190

NET ASSETS
Beginning of Period	-
End of Period*	$ 23,329,190
* Includes accumulated net investment income of:	$ 15,841

(a) The Arrow Alternative Solutions Fund commenced operations October 31, 2007.

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
STATEMENT OF CHANGES IN NET ASSETS (Continued)

For the
Period Ended
January 31,
2008 (a)
(Unaudited)
SHARE ACTIVITY
Advisor Class:
Shares Sold	300,752
Shares Reinvested	216
Shares Redeemed	(122,461)
Net increase in shares of beneficial interest outstanding	178,507

Class A:
Shares Sold	2,165,266
Shares Reinvested	1,232
Shares Redeemed	(10,015)
Net increase in shares of beneficial interest outstanding	2,156,483

(a) The Arrow Alternative Solutions Fund commenced operations October 31, 2007.

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
STATEMENT OF CASH FLOWS
For the Period Ended January 31, 2008 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets from operations	$ (272,339)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:

Purchases of investment securities	(33,160,042)
Proceeds from sale of investment securities	7,865,184
Purchase of short term investment securities, net	(2,919,221)
Increase in deposits with brokers for short sales	(283,800)
Increase in interest and dividends receivable	(83,234)
Increase in receivable for securities sold	(1,004,642)
Increase in payable for securities purchased	1,714,676
Increase in accrued expenses	52,428
Unrealized depreciation on investments	291,647
Net realized loss from investments	(46,259)
Net Cash used in operating activities	(27,845,602)

CASH FLOWS FROM FINANCING ACTIVITIES
Increase in reverse repurchase agreements	4,630,500
Increase in Fund shares sold receivable	(394,801)
Proceeds from shares sold	24,966,199
Increase in Fund shares repurchased payable	8,374
Payments for shares redeemed	(1,329,670)
Cash distributions paid	(35,000)
Net cash provided by financing activities	27,845,602
Net Increase in cash	-

CASH:
Beginning Balance	-
Ending balance	$ -

See accompanying notes to financial statements.

Arrow DWA Balanced Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Advisor Class				Class A
	Six Months				Six Months
	Ended		Period		Ended		Period
	January 31,		Ended		January 31,		Ended
	2008		July 31,		2008		July 31,
	(Unaudited)		2007 (1)		(Unaudited)		2007 (1)
Net asset value, beginning of period	$ 11.30		$ 10.00		$ 11.36		$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	0.08		(0.04)		0.14		0.04
Net realized and unrealized
gain on investments	0.52		1.39		0.51		1.38
Total from investment operations	0.60		1.35		0.65		1.42

Paid-in-capital from redemption fees	0.00	(6)	0.00	(6)	0.00	(6)	0.00	(6)

Less distributions from:
Net investment income	(0.03)		(0.05)		(0.08)		(0.06)
Net realized gains	(0.14)		-		(0.14)		-
Total distributions	(0.17)		(0.05)		(0.22)		(0.06)

Net asset value, end of period	$ 11.73		$ 11.30		$ 11.79		$ 11.36

Total return (3)(5)	5.23%		13.48%		5.62%		14.28%

Net assets, end of period (000s)	$ 38,286		$ 19,197		$ 153,182		$ 71,891

Ratio of net expenses to average
net assets (7)	2.34%	(4)	2.58%	(4)	1.59%	(4)	1.83%	(4)
Ratio of net investment income (loss)
to average net assets (7)	1.40%	(4)	(0.44)%	(4)	2.27%	(4)	0.37%	(4)

Portfolio Turnover Rate (5)	36%		118%		36%		118%

(1)	The Advisor Class and Class A shares of the Arrow DWA Balanced Fund commenced operations on August 7, 2006.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4) Annualized.
(5) Not annualized.
(6) Amount represents less than $0.01 per share.
(7)	The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of the income and expense of the underlying investee funds.

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Advisor Class		Class A
	Period		Period
	Ended		Ended
	January 31,		January 31,
	2008 (1)		2008 (1)
	(Unaudited)		(Unaudited)
Net asset value, beginning of period	$ 10.00		$ 10.00

Activity from investment operations:
Net investment income (2)	0.04		0.06
Net realized and unrealized
gain (loss) on investments	(0.02)		(0.04)
Total from investment operations	0.02		0.02

Paid-in-capital from redemption fees	0.00	(7)	0.00	(7)

Less distributions from:
Net investment income	(0.02)		(0.03)
Net realized gains	-		-
Total distributions	(0.02)		(0.03)

Net asset value, end of period	$ 10.00		$ 9.99

Total return (3)(6)	0.23%		0.19%
			0.19%
Net assets, end of period (000s)	$ 1,784		$ 21,545

Ratio of gross expenses to average
net assets (4)	4.79%	(5)	3.32%	(5)
Ratio of net expenses to average
net assets	2.75%	(5)	2.00%	(5)
Ratio of net investment income
to average net assets	1.58%	(5)	2.18%	(5)

Portfolio Turnover Rate (6)	106%		106%

(1)	The Advisor Class and Class A shares of the Arrow Alternative Solutions Fund commenced operations on October 31, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized.
(6) Not annualized.
(7) Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS

January 31, 2008 (Unaudited)

1.

ORGANIZATION

The Arrow DWA Balanced Fund (“ADBF”) and the Arrow Alternative Solutions Fund (“AASF”) are each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies.   ADBF is a non-diversified fund and AASF is a diversified fund.   The Funds each have two distinct share classes; Class A and Advisor Class. ADBF seek to achieve an appropriate balance between long-term capital appreciation and capital preservation.   AASF seeks capital appreciation with an emphasis on absolute (positive) returns, low volatility, and low correlation to equity markets.

The Funds currently offer Advisor Class shares and Class A shares.    Advisor Class shares are offered at net asset value.   Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Fund’s Board of Trustees (the “Board”) on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2008 (Unaudited)

Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Funds believe the adoption of SFAS 157 will have no material impact on its financial statements.   However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes’ (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  The adoption of FIN 48 had no impact on the financial statements of the Fund.

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2008 (Unaudited)

Futures Contracts – The Arrow Alternative Solutions Fund may purchase or sell futures contracts.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

Swap Agreements – The Arrow Alternative Solutions Fund may enter into various swap transactions for investment purposes or to manage interest rate, currency or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.   The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.   Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments.   The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount, recorded as a component of realized gain or loss on the Statement of Operations.   A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.   The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction.   Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2008 (Unaudited)

Reverse Repurchase Agreements – The Arrow Alternative Solutions Fund may enter into Reverse repurchase agreements which involve a sale of security by the Fund to a bank or securities dealer and the Fund’s simultaneous agreement to repurchase the security for a fixed price (reflecting a market rate of interest) on a specific date.  The securities sold are carried as assets in the financial statements and are measured at fair value.  The proceeds of the sale are reported as liabilities and are carried at amortized cost.  Interest incurred on reverse repurchase agreements is recognized as interest expense over the life of each agreement.  These transactions involve a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund.  Reverse repurchase transactions are leveraging transactions that may increase the volatility of the Fund’s investment portfolio.  Regulatory interpretations of the limitations on indebtedness applied by the 1940 Act require the Fund to segregate cash or certain liquid securities when entering into leveraging transactions.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the six months ended January 31, 2008, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $145,019,083 and $47,238,437, respectively, for the Arrow DWA Balanced Fund.    For the period ended January 31, 2008, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $46,159,193 and $13,749,211, respectively, for the Arrow Alternative Solutions Fund.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are supervised under the direction of the Board, which is responsible for the overall management of the Funds. Arrow Investment Advisors, LLC serves as the Funds Investment Advisor (the “Advisor”). The Advisor has engaged Dorsey, Wright & Associates, Inc. (“DWA”) as the sub-advisor to ADBF.   The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2008 (Unaudited)

of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Advisory Agreement with each Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of Arrow DWA Balanced Fund’s average daily net assets and 0.75% of Arrow Alternative Solutions Fund’s average daily net assets.   Pursuant to a sub-advisory agreement, the Advisor pays DWA a sub-advisory fee, computed and accrued daily and paid monthly.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2008, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of business) do not exceed 2.35% and 1.60% per annum of Arrow DWA Balanced Fund’s average daily net assets for Advisor Class shares and Class A shares, respectively.   Total expenses will not exceed 2.75% and 2.00% per annum of Arrow Alternative Solutions Fund’s average daily net assets for Advisor Class shares and Class A shares, respectively. These limitations have been lowered from 2.75% and 2.00%, respectively, for Advisor Class shares and Class A shares for Arrow DWA Balanced Fund under the previous waiver agreement.   No reimbursements were made for the period ended January 31, 2008.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and each Fund's Operating Expenses attributable to the Advisor Class and Class A shares are subsequently less than 2.35% and 1.60% of Arrow DWA Balanced Fund’s average daily net assets or 2.75% and 2.00% of Arrow Alternative Solutions Fund’s average daily net assets, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.35% and 1.60% of Arrow DWA Balanced Fund’s average daily net assets or 2.75% and 2.00% of Arrow Alternative Solutions Fund’s average daily net assets for the Advisor Class and Class A, respectively. If Arrow DWA Balanced Fund Operating Expenses attributable to the Advisor Class and Class A shares subsequently exceed 2.35% and 1.60% per annum of the Fund's average daily net assets, respectively, the reimbursements shall be suspended. If Arrow Alternative Solutions Fund Operating Expenses attributable to the Advisor Class and Class A shares subsequently exceed 2.75% and 2.00% per annum of the Fund's average daily net assets, respectively, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2008 (Unaudited)

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A and an annual rate of 1.00% of its average daily net assets for the Advisor Class and is paid to Aquarius Fund Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Advisor and Class A shares. The Distributor is an affiliate of GFS. For the period ended January 31, 2008, the Distributor received $1,101,827 in underwriting commissions for sales of Class A shares, of which $151,038 was retained by the principal underwriter or other affiliated broker-dealers.

The Funds pay each Trustee who is not affiliated with the Trust or Adviser a per meeting fee of $150. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Funds as follows:

Administration.  The Funds pay GFS an asset-based fee in decreasing amounts as fund assets reach certain breakpoints. Each Fund is subject to a minimum annual fee. Each Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

Arrow DWA Balanced Fund

The greater of:

A minimum annual fee of $40,000 per annum or

-

10 basis points or 0.10% per annum on the first $100 million of net assets

-

8 basis points or 0.08% per annum on the next $150 million of net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Arrow Alternative Solutions Fund

The greater of:

A minimum annual fee of $20,000 per annum or

-

12 basis points or 0.12% per annum on the first $100 million of net assets

-

8 basis points or 0.08% per annum on the next $150 million of net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2008 (Unaudited)

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Funds pay GFS a base annual fee of $19,200 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

Arrow DWA Balanced Fund

The greater of:

A minimum annual fee of $30,000 per annum or

-

2 basis points or 0.02% per annum on net assets of $25 million to $100 million

-

1 basis points or 0.01% per annum on net assets greater then $100 million

Arrow Alternative Solutions Fund

The greater of:

A minimum annual fee of $14,000 per annum or

-

2 basis points or 0.02% per annum on net assets of $25 million to $100 million

-

1 basis points or 0.01% per annum on net assets greater then $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Funds pay GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Funds’ Custody Agreement with Bank of New York (the “Custody Agreement”), each Fund pays an asset-based custody fee in decreasing amounts as Fund assets reach certain breakpoints. Each Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services.   GFS’ share of such fees collected for the period ended January 31, 2008 was $4,462.  The Custody fees listed in the Statement of Operations include the fees paid to GFS as Custody Administrator.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well related compliance services, pursuant to a consulting agreement between FCS and the Trust. Under the terms of such agreement, FCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended January 31, 2008, the Funds incurred expenses of $8,901 for compliance services pursuant to the Trust’s Agreement with FCS.

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2008 (Unaudited)

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended January 31, 2008, GemCom collected amounts totaling $12,284 for EDGAR and printing services performed.

5.

REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund.  For the period ended January 31, 2008, ADBF assessed $6,704 in redemption fees and AASF assessed $292 in redemption fees.

6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods was as follows:

As of July 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences, which are due to different book and tax treatments of short-term capital gains, resulted in reclassification for the period ended July 31, 2007 as follows: a decrease in accumulated net realized gains of $118,404 and a decrease in distributions in excess of net investment income of $118,404.

The Arrow DWA Balanced Fund

EXPENSE EXAMPLES

January 31, 2008 (Unaudited)

As a shareholder of the Arrow DWA Balanced Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Arrow DWA Balanced Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 through January 31, 2008.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Arrow DWA Balanced Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 8/1/07	Ending Account Value 1/31/08	Expenses Paid During Period 8/1/07 – 1/31/08	Expense Ratio During Period** 8/1/07 – 1/31/08
Advisor Class	$1,000.00	$1,052.30	$12.07*	2.34%
Class A	1,000.00	1,056.20	8.22*	1.59

Hypothetical (5% return before expenses)	Beginning Account Value 8/1/07	Ending Account Value 1/31/08	Expenses Paid During Period 8/1/07 – 1/31/08	Expense Ratio During Period** 8/1/07 – 1/31/08
Advisor Class	$1,000.00	$1,013.37	$11.84*	2.34%
Class A	1,000.00	1,017.14	8.06*	1.59

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

**Annualized.

Arrow Alternative Solutions Fund

EXPENSE EXAMPLES

January 31, 2008 (Unaudited)

As a shareholder of the Arrow Alternative Solutions Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Arrow Alternative Solutions Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 30, 2007 through January 31, 2008.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Arrow Alternative Solutions Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 10/30/07	Ending Account Value 1/31/08	Expenses Paid During Period 10/30/07– 1/31/08	Expense Ratio During Period*** 10/30/07 – 1/31/08
Advisor Class Class A	$1,000.00 1,000.00	$1,002.30 1,001.90	$7.00* 5.09*	2.75% 2.00

Hypothetical (5% return before expenses)	Beginning Account Value 8/1/07	Ending Account Value 1/31/08	Expenses Paid During Period 8/1/07 – 1/31/08	Expense Ratio During Period*** 8/1/07 – 1/31/08
Advisor Class	$1,000.00	$1,011.31	$13.90**	2.75%
Class A	1,000.00	1,015.08	10.13**	2.00

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (93) divided by the number of days in the fiscal year (366).

**Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

***Annualized.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-277-6933.

INVESTMENT ADVISOR

Arrow Investment Advisors, LLC

2943 Olney-Sandy Spring Road, Suite A

Olney, MD  20832

INVESTMENT SUB-ADVISOR

Dorsey, Wright & Associates, Inc.

8014 Midlothian Turnpike

Richmond, VA  23235

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/8/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

4/8/08

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/8/08